Document and Entity Information	Sep. 30, 2016
Prospectus:
Document Type	497
Document Period End Date	Sep. 30, 2016
Registrant Name	LORD ABBETT MUNICIPAL INCOME FUND INC
Central Index Key	0000737800
Amendment Flag	false
Document Creation Date	Mar. 09, 2017
Document Effective Date	Mar. 09, 2017
Prospectus Date	Feb. 01, 2017